HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

May 14, 2007

Ms. Elaine Wolff, Legal Branch Chief

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 4561

100 F Street, NE

Washington D.C., 20549

Re:

Good Earth Land Sales Company

Second Amendment to Registration Statement on Form SB-2

File No. 333-139220

Filed: May 14, 2007

Dear Ms. Wolff:

The table below contains Good Earth Land Sales Company’s (the Company’s) responses to the SEC’s Comment Letter dated March 5, 2007. On behalf of the Company, I herewith transmit via EDGAR the Company’s Second Amendment to Registration Statement on Form SB-2.

General

1.

 The financial statements were updated and now contain 2006 and 2005 audited financials.

Cover Page

2.

We added the following or similar language throughout the document where appropriate:

“. . . or until such time as a market develops and at which time the selling security holders may sell at the market price ..”

3.

We revised the first paragraph as follows:

This prospectus relates to 348 ,000 shares of our common stock owned as of November 30, 2006 being offered in the Resale Offering by the security holders named in this prospectus under the caption "Selling Security Holders." There are a total of 1,318,000 shares of our common stock issued and outstanding as of March 31, 2007.

Business Development, page 14

4.

The table and other text were moved from the DESCRIPTION OF PROPERTY section to the more appropriate BUSINESS DEVELOPMENT section.  You will find the table appears on page 22 under the Competitive Factors subsection.

Elaine Wolff, SEC

Re:  Good Earth Land Sales Company

5/14/2007

Operating History; Need for Additional Capital, page 18

5.

We believe we have already addressed your comment.  In the BUSINESS DESCRIPTION section, beginning with the 3rd paragraph from the top of page 14, we clearly stated the following:

In March 2005 we expanded our business plan so we could target land development as the basis for future revenue rather than just leasing commercial space.  We have developed a specific procedure regarding our future acquisition of land and the adjunct requirements through space leasing.”  (emphasis added).

The remaining discussion (pages 14 through 16) clearly outlines the procedural steps of the expansion plan, “Our development plan includes acquiring land, developing the land for commercial use, leasing and managing the developed projects, and consulting commercial developers,” with headings and subheadings as appropriate.  Nonetheless we added a subsection heading, “Proposed Expansion,” for clarity.

Further, in the Operating History; Need for Additional Capital section, top of page 18, we clearly discuss the estimated costs of the expansion plan and the difficulties of quantifying “each step”:

Our planned expansion is expected to take up to one (1) year after we have secured funds.  The total amount of funds necessary will vary depending on whether the Board of Directors chooses to have Good Earth enter real estate development immediately or whether they choose to concentrate the initial efforts of the company in leasing services.  As of the date of this filing there have been no commitments for capital expenditures other than those made in the course of ordinary business, such as for office equipment and furniture.  Unlike many businesses where capital expenditures can be quantified immediately, real estate development is more complex and difficult.  Until a client makes a specific agreement and has executed contracts, capital expenditures remain unknown.

Good Earth has determined that, if it chooses to purchase land and develop property for the company, it will target land that will accommodate buildings in the 2,000 to 5,000 square foot size.  This will allow the company to develop buildings to be leased by professionals such as attorneys, accounts and physicians.  Financing for this size property is more readily available and  leased space in these types of buildings in the Tampa Bay area is in high demand.  By choosing this size building, it is estimated that the cost of land and development will range from $800,000 to $2,000,000.

No changes made.

Results of Operations – Nine months ended September 30, 2006, page 19

6.

Revised the first paragraph following the comparison table as follows:

Our expenses for the year ended December 31 , 2006 as compared to 2005 increased primarily due to the addition of professional fees and commission expenses and the increase in our insurance.   The increase in professional fees is due to the legal and accounting fees associated with registering the shareholders’ stock.  Commission expenses are those payments made to realtors who represented entities that subsequently became Lessors -- there were no outside realtors involved in 2005.  The increase in insurance is associated with management’s decision to keep insurance coverage current with business growth.   Our automobile expenses increased 103 % due to the increase in activity by our President Ms. Maguire regarding our existing projects and researching new ventures ..  Our increase in contract labor was due to the decision by the Board of Directors to use outside services rather than hire an employee and incur continual salary and benefit expenses.

Elaine Wolff, SEC

Re:  Good Earth Land Sales Company

5/14/2007

Competitive Factors, page 23)

7.

We revised the table to indicate the status of the clients and added the following disclosure to the introductory paragraph:

The following is a list of current and past clients that have been personally developed by Ms. Maguire and for whom she has performed work.  Although services for past clients have been terminated, we believe past clients have potential to become current clients again as new projects are developed.

Financial Statements for the Year Ended December 31, 2005

Statement of Changes in Stockholders’ Equity, page F-11

8.

Disclosure was modified as requested.

9.

Financial statements for 2006 and 2005 presented on a comparative basis as requested.

Recent Sales of Unregistered Securities, page II-1

10.

As stated in the document, “[w]e do not consider individuals who purchased shares of our common stock to be sophisticated investors, however, each individual is considered educated and informed concerning small investments, such as the $3.00 investment in our Company.”  We believe that, due to the small investment and the fact that the investors were all friends and family who were capable of understanding the risk of losing all or part of their small $3.00 investment, the exemption under Section 4(2) of the Securities Act of 1933 is appropriate.

No changes made.

Undertakings, (page II-3)

11.

Added undertaking required by Item 512(g)(2) of Regulation S-K.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1.

Good Earth Land Sales Company SB-2/A-2

2.

Exhibit 5.2: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

3.

Exhibit 23.2: Consent of Independent Auditor